Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2015